Financial Information of Parent Company - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 CNY (¥) ¥ / $	Dec. 31, 2015 USD ($) ¥ / $	Dec. 31, 2014 CNY (¥) ¥ / $	Dec. 31, 2013 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Exchange rates used to translate amounts from RMB to US$	6.4778	6.4778
Parent Company
Condensed Financial Statements, Captions [Line Items]
Dividend paid	¥ 0	$ 0	¥ 0	¥ 0
Exchange rates used to translate amounts from RMB to US$	6.4788	6.4788	6.4788
Parent Company | Minimum
Condensed Financial Statements, Captions [Line Items]
Restricted net assets of consolidated subsidiaries as percent of consolidated net assets	25.00%	25.00%